Financial Instruments - Schedule of Value at Risk Pre-tax (Details) - Commodity price risk - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Global oil
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	$ 22	$ 28
North America gas and power
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	12	11
Europe gas and power
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	5	3
Carbon-emission rights
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	$ 4	$ 2